Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 06, 2019
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 06, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 06, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
HARTFORD LONG/SHORT GLOBAL EQUITY FUND | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLOAX
HARTFORD LONG/SHORT GLOBAL EQUITY FUND | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLOCX
HARTFORD LONG/SHORT GLOBAL EQUITY FUND | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLOIX
HARTFORD LONG/SHORT GLOBAL EQUITY FUND | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLOYX
HARTFORD LONG/SHORT GLOBAL EQUITY FUND | Class F
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HLOFX